Summary of Significant Accounting Policies - Schedule of Contract Assets and Liabilities (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Contract liabilities type：
Total contract liabilities	¥ 2,379,009	$ 332,097	¥ 2,115,522	¥ 896,226
In time [Member]
Contract liabilities type：
Total contract liabilities	1,416,745		2,115,522	424,528
Over time [Member]
Contract liabilities type：
Total contract liabilities	¥ 962,264			¥ 471,698